Shareholders' equity	12 Months Ended
Sep. 30, 2022
Stockholders' equity
Shareholders' equity

Note 19 – Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The original authorized and issued number of ordinary shares was 50,000 shares with a par value of $1.00 per share. In August 2019, the Company amended its Memorandum of Association to increase its authorized shares from 50,000 shares with a par value of $1.00 per share to an unlimited number of ordinary shares with no par value, and subdivide the already issued 50,000 shares to 139,627 shares with no par value. On April 15, 2020, the shareholders and board of directors of the Company approved (i) a forward split of the issued and outstanding ordinary shares of the Company at an approximate or rounded ratio of 71.62-for-1 share (the “Forward Split”), and (ii) the creation of a new class of convertible preferred shares of no par value. On April 16, 2020, the Company filed its second amended and restated memorandum and articles of association with the Registrar of Corporate Affairs of the British Virgin Islands to effect such corporate actions, which filing became effective on April 20, 2020. The Company believes it is appropriate to reflect the Forward Split on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated. As a result of all events mentioned above, the Company had an unlimited number of no par value ordinary shares authorized, of which 10,000,000 were issued and outstanding after the Forward Split.

Share re-designation

In July 2022, the shareholders of the Company adopted a resolution to authorize the re-designation of the Company’s shares

(a)

from (i) an unlimited number of ordinary shares of no par value and an unlimited number of convertible preferred shares of no par value to (ii) an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value; and

(b)

the issued shares in the Company were re-designated and re-classified into Class A or Class B ordinary shares of no par value on a one for one basis, each with the rights and privileges as set forth in the Third Amended and Restated Memorandum and Articles of Association of the Company.

Each holder of Class A ordinary shares is entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares is entitled to 50 votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.

The Company believes the re-designation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, there were 20,062,658 and 16,738,307 Class A ordinary shares issued and outstanding and 3,020,969 and 3,580,969 Class B ordinary shares issued and outstanding as of September 30, 2022 and 2021, respectively.

Note 19 – Shareholders’ equity (Continued)

Initial Public Offering

On February 9, 2021, the Company closed its IPO of 5,000,000 ordinary shares at public offering price of $4.00 per share. On February 10, 2021, the underwriters exercised their over-allotment option to purchase an additional 750,000 ordinary shares at a price of $4.00 per share. The closing for the sale of the over-allotment shares took place on February 17, 2021. The net proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled approximately $20 million, after deducting underwriting discounts and other related expenses. The Company’s ordinary shares commenced trading under the ticker symbol “CNEY” on February 5, 2021.

Convertible Preferred Shares

On April 20, 2020, the Company issued an aggregate of 500,000 convertible preferred shares to two individual investors for a total consideration of $1,800,000 pursuant to certain Share Purchase Agreement dated April 3, 2020 (“Share Purchase Agreement”).

The convertible preferred shares have the following characteristics:

Conversion - Upon the register of members being updated at the closing of the Company’s initial public offering, all issued and outstanding convertible preferred shares will be converted automatically at a 10% discount to the initial public offering price.

Voting - Prior to conversion of convertible preferred shares, holders of convertible preferred shares do not have the right to vote as a shareholder, and upon conversion of Convertible Preferred Shares, holders of then ordinary shares will have the same voting rights and vote together with other holders of ordinary shares, and not as a separate class, except where otherwise required by law.

Ranking - Convertible preferred shares, before conversion, are senior to ordinary shares with respect to distribution rights upon liquidation, to receive a payment per convertible preferred share, equal to the price per share for the issue of convertible preferred share.

Dividends - Holders of convertible preferred shares are entitled to an equal share in any dividend paid to the convertible preferred share class.

The Company determined that the convertible preferred shares contained an embedded beneficial conversion feature (“BCF”) as they were in the money at the issuance. Because the conversion of the convertible preferred shares was dependent on the closing of the Company’s initial public offering, which was outside the control of the Company, the BCF embedded in the convertible preferred shares was contingent on the commitment date. Therefore, the Company would recognize the intrinsic value of the BCF separately from additional paid-in capital, and account for it as a deemed dividend and, as such, recognize the BCF as retained earnings upon the closing of the initial public offering, when the contingency was resolved, in accordance with ASC 470. The intrinsic value of the BCF was measured based upon the difference between the fair value of the underlying ordinary shares at the commitment date and the effective conversion price embedded in the convertible preferred shares.

Upon the completion of the IPO, all issued and outstanding convertible preferred shares of the Company were automatically converted into 500,000 ordinary shares of the Company. As a result, the Company recorded deemed dividend in retained earnings of $975,000 as the intrinsic value of the BCF, which was measured based upon the difference between the fair value of the ordinary shares at the commitment date of $5.55 and the effective conversion price of $3.60, multiplying the 500,000 convertible preferred shares.

There is no authorized convertible preferred share after the re-designation.

Private Placement

From June 8 to June 10, 2021, the Company entered into the Subscription Agreements with the Purchasers. Pursuant to the Subscription Agreements, the Company agreed to sell and the Purchasers agreed to purchase an aggregate of 4,000,000 ordinary shares of the Company at a price of $4.50 per share. On June 11, 2021, the Company closed the Private Placement and received gross proceeds of $18 million, before deducting the placement agent’s fees of $900,000 and other related offering expenses of $60,000.

Note 19 – Shareholders’ equity (Continued)

Underwriter Warrants

In connection with the February 9, 2021 offering, the Company agreed to grant to the Underwriters Warrants (“UW Warrants”) covering a number of Ordinary Shares equal to 5% of the aggregate number of the Ordinary Shares sold in the offering (excluding the over-allotment shares). The warrants carried a term of five years and were exercisable at $4.80 per share. The UW Warrants were not exercisable for a period of 180 days after the effective date of the offering. On August 11, 2021, the warrants holders signed the Notice of Exercise of the UW Warrants for a cashless exercise, pursuant to which the Company issued an aggregate of 69,276 Ordinary Shares. As of September 30, 2022 and 2021, no warrants were outstanding.

Statutory reserves and restricted net assets

The Company’s ability to pay dividends primarily depends on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

The Company’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. The Company’s PRC subsidiaries may also allocate a portion of its after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves together with paid in capital of the Company’s PRC subsidiaries are not distributable as cash dividends. As of September 30, 2022 and 2021, the balance of the required statutory reserves was $524,723 and $315,808, respectively.